                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

         Report for the Calendar Year or Quarter End: September 30, 2005

                          Pamet Capital Management, LLC
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Name of Institutional Investment Manager

222 Berkeley Street, 22nd Floor                  Boston       MA        02116
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Business Address                    (Street)     (City)     (State)     (Zip)

13F File Number: 028-10112

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

Jason Price        Chief Financial Officer              617-646-6100
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(Name)                    (Title)                         (Phone)

Signature, Place and Date of Signing:

/s/ Jason Price
222 Berkeley Street, 22nd Floor, Boston, MA 02116
11/14/2005

Report Type:

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Number of Other Included Managers:                          1
List of Other Included Managers:          Abrams Capital, LLC

Form 13F Information Table Entry Total:                    27
Form 13F Information Table Value Total:         1,180,970,000

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                          Pamet Capital Management, LLC

                           FORM 13F INFORMATION TABLE
                               AS OF DATE: 9/30/05

ITEM 1                           ITEM 2        ITEM 3     ITEM 4         ITEM 5       ITEM 6     ITEM 7               ITEM 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      INVSTMT                   VOTING AUTHORITY
                                                          VALUE      SHARES/   PUT/   DSCRETN    OTHER       ----------------------
NAME OF ISSUER               TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT   CALL    SOLE     MANAGERS*    SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Inc               COM       017361106      9,873     321,400           SOLE                  321,400
Allegheny Energy Inc               COM       017361106    141,702   4,612,700           SOLE            1   4,612,700
Altria Goup Inc                    COM       02209S103     13,872     188,200   CALL    SOLE                  188,200
Altria Goup Inc                    COM       02209S103    212,417   2,881,800   CALL    SOLE            1   2,881,800
Central Pkg Corp                   COM       154785109        431      28,800           SOLE                   28,800
Central Pkg Corp                   COM       154785109      6,297     421,200           SOLE            1     421,200
Dycom Inds Inc                     COM       267475101        200       9,900           SOLE                    9,900
Dycom Inds Inc                     COM       267475101      2,976     147,200           SOLE            1     147,200
EGL Inc                            COM       268484102        356      13,100           SOLE                   13,100
EGL Inc                            COM       268484102      5,304     167,992           SOLE            1     167,992
Echostar Communications New       CL A       278762109    133,721   4,522,200           SOLE            1   4,522,200
Erie Indty Co                     CL A       29530P102      3,381      64,100           SOLE                   64,100
Erie Indty Co                     CL A       29530P102     53,884   1,021,492           SOLE            1   1,021,492
Gentek Inc                     COM NEW       37245X203        222      15,300           SOLE                   15,300
Gentek Inc                     COM NEW       37245X203      3,239     223,374           SOLE            1     223,374
Global Signal Inc                  COM       37944Q103    315,725   7,118,841           SOLE            1   7,118,841
Golden West Finl Corp Del          COM       381317106      3,397      57,200           SOLE                   57,200
Golden West Finl Corp Del          COM       381317106     50,054     842,800           SOLE            1     842,800
Group 1 Automotive Inc             COM       398905109      2,227      80,700           SOLE            1      80,700
Hospira Inc                        COM       441060100      3,130      76,400           SOLE                   76,400
Hospira Inc                        COM       441060100     46,526   1,135,600           SOLE            1   1,135,600
Morgan Stanley                 COM NEW       617446448      2,104      39,000           SOLE                   39,000
Morgan Stanley                 COM NEW       617446448     32,272     598,300           SOLE            1     598,300
SLM Corp                           COM       78442P106      4,372      81,500           SOLE                   81,500
SLM Corp                           COM       78442P106     65,173   1,215,000           SOLE            1   1,215,000
USA Mobility Inc                   COM       90341G103      3,859     143,043           SOLE                  143,043
USA Mobility Inc                   COM       90341G103     64,256   2,381,633           SOLE            1   2,381,633

* Where shares are reported for "Other Managers" designated in Item 7, all of the information provided is with respect to such manager.